Document and Entity Information	3 Months Ended
Mar. 31, 2016 $ / shares shares
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Entity Registrant Name	General Electric Company
Trading Symbol	GE
Entity Central Index Key	0000040545
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding | shares	9,195,657,000
Common stock, par value per share | $ / shares	$ 0.06
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2016
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No